Note 14 - Administrative Expenses	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]
14	Administrative expenses

	2020	2019	2018

Investor relations	353	414	751
Audit fee	288	237	266
Advisory services fees	904	408	553
Listing fees	448	277	495
Directors fees – Company	323	240	225
Directors fees – Blanket	43	31	52
Employee costs	4,065	3,030	2,917
Other office administration cost	424	605	645
Management liability insurance	1,032	86	52
Travel costs	117	292	297
Eersteling Gold Mine administration costs	–	17	212
	7,997	5,637	6,465